Commitments and Contingencies - Schedule of Outstanding Promissory Note (Details)	Dec. 31, 2024 USD ($)
January 13, 2024 [Member]
Schedule of Outstanding Promissory Note [Line Items]
Total promissory notes	$ 350,000
April 2, 2024 [Member]
Schedule of Outstanding Promissory Note [Line Items]
Total promissory notes	200,000
Promissory Notes [Member]
Schedule of Outstanding Promissory Note [Line Items]
Total promissory notes	$ 550,000